QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 2/28

Date of reporting period: 5/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2015
(unaudited)

Number of		% of Net
Shares	Security Description	Assets	Value

	COMMON STOCKS	97.41%

	COMPUTERS/SOFTWARE	6.29%
16,320	Check Point Software Technologies Ltd.		$1,382,630
52,522	Cisco Systems, Inc.		1,539,420

			2,922,050

	DIVERSIFIED FINANCIAL SERVICES	17.94%
30,515	CIT Group Inc.		1,411,624
34,272	Invesco Limited		1,365,054
29,538	JPMorgan Chase & Co.		1,943,010
84,190	KeyCorp		1,227,490
111,805	Regions Financial Corp.		1,128,113
29,655	Suntrust Banks, Inc.		1,265,675

			8,340,966

	HEALTHCARE	10.33%
25,555	Abbott Laboratories		1,241,973
64,680	Pfizer Inc.		2,247,630
13,656	Stryker Corp.		1,312,751

			4,802,354

	INSURANCE	7.76%
10,207	ACE Limited		1,086,841
23,585	Lincoln National Corp.		1,344,581
17,448	The Allstate Corp.		1,174,599

			3,606,021

	INTEGRATED UTILITIES	13.57%
28,868	Halliburton Co.		1,310,607
21,261	PDC Energy Inc.		1,268,006
32,898	Public Service Enterprise Group Inc.		1,402,442
33,529	Suncor Energy, Inc.		980,053
27,899	Wisconsin Energy Corp.		1,346,964

			6,308,072

	MEDIA	4.99%
12,841	The DIRECTV Group, Inc. Class A		1,169,045
13,624	Time Warner Inc.		1,150,956

			2,320,001

	MISCELLANEOUS MANUFACTURING	14.49%
6,292	3M Company		1,000,931
17,545	Analog Devices, Inc.		1,192,358
14,046	Eastman Chemical Co.		1,078,312
20,214	General Mills, Inc.		11,35,016
40,910	P. H. Glatfelter Co.		960,976
17,547	Regal-Beloit Corp.		1,372,000

			6,739,593

	OIL & GAS SERVICES	4.04%
13,223	Baker Hughes Inc.		852,355
18,474	Range Resources Corp.		10,23,644

			$1,875,999

	PROFESSIONAL SERVICE	2.49%
13,679	Manpower Group, Inc.		1,157,927

	REAL ESTATE INVESTMENT TRUST	3.95%
12,018	Alexandria Real Estate Equities, Inc.		1,114,429
9,460	Mid-America Apartment Communities, Inc.		722,649

			1,837,078

	RETAIL	4.33%
13,810	Bed Bath & Beyond Inc.		984,929
15,696	Kohl’s Corp.		10,27,931

			2,012,860

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2015
(unaudited)

Number of		% of Net
Shares	Security Description	Assets	Value

	TELECOMMUNICATIONS	2.29%
30,812	AT&T Inc.		1,064,246

	TRANSPORTATION	4.93%
20,486	Thor Industries, Inc.		1,251,490
10,330	Union Pacific Corp.		1,042,400

			2,293,890

	TOTAL COMMON STOCKS	97.41%	45,281,057

	SHORT TERM INVESTMENTS	2.48%
	Wells Fargo Advantage Treasury Plus
1,155,001	Money Market Fund 0.1%**		1,155,001

	TOTAL INVESTMENTS:	99.89%	46,436,058
	Other assets, net of liabilities	0.11%	49,405

	NET ASSETS	100.00%	$46,485,463

**Effective 7 day yield as of May 31, 2015

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	45,281,057	-	-	$45,281,057
Money Market	1,155,001	-	-	1,155,001

	$46,436,058	-	-	$46,436,058

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2015.

At May 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $34,334,342 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,562,385
Gross unrealized depreciation	(615,670)

Net unrealized appreciation	$10,946,715

DGHM V2000 SmallCap Value Fund
Schedule of Investments
As of May 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	95.84%

	BANKS	14.35%
11,716	Associated Banc-Corp.		$222,252
1,520	Capital Bank Financial Corp Class A		43,350
13,628	First Midwest Bancorp, Inc.		242,033
15,839	Fulton Financial Corp.		200,522
7,030	Hancock Holding Co.		204,784
21,152	National Penn Bancshares, Inc.		226,326
16,488	Old National Bancorp		224,402
13,460	Provident Financial Services		244,703
8,990	Sandy Spring Bancorp, Inc.		234,999
5,210	WesBanco, Inc.		164,844

			2,008,215

	COMMERCIAL SERVICES	3.68%
7,856	Korn/Ferry International		252,099
7,827	Servicemaster Global Holdings Inc.		262,909

			515,008

	COMPUTERS/SOFTWARE/DATA	5.35%
10,299	AVG Technologies NV		252,531
9,957	Pegasystems Inc.		217,660
6,363	PTC Inc.		262,601
643	Sykes Enterprise, Inc.		15,580

			748,372

	DIVERSIFIED REAL ESTATE INVESTMENTS	9.20%
11,534	BioMed Realty Trust, Inc.		235,178
16,594	Brandwine Realty Trust		233,643
13,448	Cousins Properties, Inc.		129,773
35,782	Hersha Hospitality Trust		227,573
8,076	Kite Realty Group		218,456
3,852	Sun Communities, Inc.		243,100

			1,287,723

	FINANCE	1.68%
9,180	Colony Capital Inc Class “A		235,559

	HEALTHCARE	6.76%
2,378	Analogic Corp.		201,203
2,217	ICON PLC ADR		143,817
10,198	Merit Medical Systems, Inc.		209,671
2,988	Molina Healthcare Inc.		217,347
16,686	Syneron Medical Ltd.		174,369

			946,407

	INSURANCE	7.73%
5,319	American Equity Investment Life Holding Co.		$135,156
14,768	Crawford & Co. Class B		107,659
5,041	First American Financial Corp.		180,014
3,046	Horance Mann Educators Corp.		104,843
19,413	Radian Group Inc.		347,881
6,757	United Fire Group Inc.		206,156

			1,081,709

	INVESTMENT SERVICES	3.05%
3,041	GAMCO Investors, Inc. Class A		209,798
8,484	Kennedy-Wilson Holdings Inc.		216,936

DGHM V2000 SmallCap Value Fund
Schedule of Investments
As of May 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

			426,734

	MEDIA	2.08%
43112	Entravision Communications Class A		291,006

	MISCELLANEOUS MANUFACTURING	18.41%
3,243	Clearwater Paper Corp.		194,612
3,890	Cytec Industries Inc.		235,306
4,521	EMCOR Group, Inc.		205,118
6,567	L. B. Foster Co. Class A		250,531
15,830	Global Brass & Copper Holdings, Inc.		272,751
2,481	Kaiser Aluminum Corp.		201,284
6,384	Mueller Industries, Inc.		222,546
4,929	NetScout Systems, Inc.		197,554
7,300	Orion Engineered Carbons SA		147,095
5,425	A. Schulman, Inc.		232,027
11,250	Steelcase Inc.		193,500
8,149	Tower International Inc.		224,179

			2,576,503

	OIL & GAS SERVICES	4.26%
8,330	Patterson-UTI Energy, Inc.		168,266
22,818	Precision Drilling Corp.		150,827
6,517	Vectren Corp.		277,429

			596,522

	PROFESSIONAL SERVICES	1.51%
7,407	TrueBlue, Inc.		210,951

	RETAIL	6.00%
4,227	The Cato Corp. Class A		$157,625
8,002	Chico’s FAS, Inc.		132,913
2,150	Genesco Inc.		142,309
7,280	Kirkland’s Inc.		191,246
4,974	Weis Markets, Inc.		214,728

			838,821

	TECHNOLOGY	1.43%
2,330	CACI International Inc. Class “A”		199,495

	TRANSPORTATION	4.96%
3,974	Old Dominion Freight Line, Inc.*		270,272
7,940	Swift Transportation Co.		184,764
3,920	Thor Industries, Inc.		239,473

			694,509

	UTILITIES	5.38%
8,138	Avista Corp.		260,416
3,644	PDC Energy, Inc.		217,328
7,856	Portland General Electric Co.		274,646

			752,390

	TOTAL COMMON STOCKS	95.84%	13,409,924

DGHM V2000 SmallCap Value Fund
Schedule of Investments
As of May 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	2.10%
	Wells Fargo Advantage Treasury Plus
293,193	Money Market Fund 0.1%**		293,193

	TOTAL INVESTMENTS	97.94%	13,703,117
	Other assets, net of liabilities	2.06%	288,772

	NET ASSETS	100.00%	$13,991,889

**Effective 7 day yield as of May 31, 2015

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$13,409,924	-	-	$13,409,924
Money Market	293,193	-	-	$293,193

	$13,703,117	-	-	$13,703,117

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2015.

At May 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,262,087 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,447,720
Gross unrealized depreciation	(299,883)

Net unrealized appreciation	$1,147,837

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: July 16, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: July 16, 2015